Disclosure of share capital, reserves and other equity interest (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Beginning Balance	$ 25,986,270	$ 17,591,189
Share-based compensation	2,981,855	2,736,744
Stock options exercised	109,600	1,500
Ending Balance	79,978,526	25,986,270
Share-based payment reserve [Member]
Statements [Line Items]
Beginning Balance	3,278,378	544,757
Share-based compensation	2,981,855	2,736,744
Stock options exercised	(64,068)	(3,123)
Ending Balance	$ 6,196,165	$ 3,278,378